Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 32 – SUBSEQUENT EVENTS

As for the date of the issuance of these financial statements, the new long-term borrowings are presented below:

Bank Name	Amount – RMB		Issuance Date	Expiration Date	Secured by fixed assets
Minsheng Bank		9,648,000	1/04/2026	1/04/2033	Yes
Minsheng Bank		1,600,000	2/03/2026	2/03/2033	Yes
Total	RMB	11,248,000

The above bank loans are collateralized by certain assets of the Company. As of December 31, 2025, the collateral consisted of land use rights held by Ruike with a carrying amount of $2,543,916.

On March 25, 2026, the board of directors of ERAYAK Power Solution Group Inc., a Cayman Islands exempted company (the “Company”), approved a reverse stock split of the Company’s Class A ordinary shares and Class B ordinary shares at a ratio of 1-for-10 (the “Reverse Stock Split”), such that (a) every ten (10) issued Class A ordinary shares of a par value of US$0.022 each will be combined into one (1) issued Class A ordinary share of a par value of US$0.22 each, (b) every ten (10) issued Class B ordinary shares of a par value of US$0.022 each will be combined into one (1) issued Class B ordinary share of a par value of US$0.22 each, and (c) any fractional shares will be rounded up to the nearest whole share. As a result, the Company’s authorized share capital will be adjusted to US$220,000,000 divided into 900,000,000 Class A ordinary shares with a par value of US$0.22 each and 100,000,000 Class B ordinary shares with a par value of US$0.22 each.

In March 2026, the Company entered into an at-the-market sales agreement with Craft Capital Management LLC, as sales agent, pursuant to which the Company may offer and sell, from time to time, Class A ordinary shares with aggregate gross sales proceeds of up to US$20.0 million. The Company is not obligated to sell any shares under the agreement.

As of March 31, 2026, the Company had issued an aggregate of 1,247,456 Class A ordinary shares under the at-the-market sales agreement, resulting in gross proceeds of approximately US$0.72 million and net proceeds of approximately US$0.69 million after sales agent commissions and offering expenses.

On April 7, 2026, the Company entered into securities purchase agreements with certain non-U.S. investors, pursuant to which the Company issued and sold 5,000,000 Class A ordinary shares at US$0.08 per share, for total gross proceeds of US$0.4 million. The offering closed on April 7, 2026.

The Company has evaluated subsequent events through April 29, 2026. No other matters were identified affecting the accompanying financial statements or related disclosures.